Short Term Bank Loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Short Term Bank Loans [Line Items]
Interest expense for above short term bank	$ 64,324	$ 77,673
Short-Term Debt [Member]
Short Term Bank Loans [Line Items]
Fixed interest rate	3.80%	4.00%